Income Taxes (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Gain on divestiture	$ 4,911,760
Operating loss carryforwards	$ 1,030,000